Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Only Condensed Financial Information

NOTE 17—PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of FCBC follows.

	December 31,
Condensed Balance Sheets	2012	2011
Assets:
Cash	$9,291	$7,612
Securities available for sale	434	676
Investment in bank subsidiary	115,426	112,887
Investment in nonbank subsidiaries	12,585	12,535
Other assets	4,016	5,071

Total assets	$141,752	$138,781

Liabilities and Shareholders’ Equity:
Deferred income taxes and other liabilities	$8,344	$6,826
Subordinated debentures	29,427	29,427
Preferred stock	23,184	23,151
Common stock	114,365	114,447
Accumulated deficit	(14,687)	(17,667)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(1,646)	(168)

Total liabilities and shareholders’ equity	$141,752	$138,781

	For the years ended
	December 31,
Condensed Statements of Operations	2012	2011
Dividends from bank subsidiaries	$4,747	$2,500
Interest expense	(833)	(770)
Other expense, net	(2,111)	(2,245)

Loss before equity in undistributed net earnings of subsidiaries	1,803	(515)
Income tax benefit	1,001	1,025
Equity in undistributed net earnings of subsidiaries	2,775	3,448

Net income	$5,579	$3,958

Comprehensive income	$4,100	$6,968

	For the years ended December 31,
Condensed Statements of Cash Flows	2012	2011
Operating activities:
Net income	$5,579	$3,958
Adjustment to reconcile net income to net cash provided by operating activities:
Change in other assets and other liabilities	959	153
Equity in undistributed net earnings of subsidiaries	(2,775)	(3,448)

Net cash from operating activities	3,763	663
Financing activities:
Cash dividends paid	(2,084)	(1,390)

Net cash used for financing activities	(2,084)	(1,390)

Net change in cash and cash equivalents	1,679	(727)
Cash and cash equivalents at beginning of year	7,612	8,339

Cash and cash equivalents at end of year	$9,291	$7,612